Short-term Investments	3 Months Ended
Mar. 31, 2019
Agreement Termination Period From Date Of Effective Control Change
Short-term Investments

4.	SHORT-TERM INVESTMENTS

Short-term investments are comprised of a highly liquid Canadian dollar denominated guaranteed investment certificate with an initial term to maturity greater than ninety days, but not more than one year, that is readily convertible to a contracted amount of cash. The counter-party is a Canadian financial institution. During the period ended March 31, 2019, the instrument was yielding an annual interest rate range of 1.40% (March 31, 2018 - 1.30%).